Share Capital and Reserves (Details) - Schedule of outstanding stock options - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Schedule Of Outstanding Stock Options Abstract
Number Outstanding, Beginning Balance	129,451	90,255
Weighted Average Exercise Price, Beginning Balance	$ 63.6	$ 55.5
Number Outstanding, Ending Balance	227,770	129,451
Weighted Average Exercise Price, Ending Balance	$ 37.13	$ 63.6
Number of Outstanding, Granted	104,517	64,015
Weighted Average Exercise Price, Granted	$ 6.19	$ 73.05
Number of Outstanding, Exercised		(7,869)
Weighted Average Exercise Price, Exercised		$ 49.8
Number of Outstanding, Forfeited	(6,198)	(16,950)
Weighted Average Exercise Price, Forfeited	$ 69.6	$ 50.85